CHANGES IN ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Jan. 27, 2019	Jun. 30, 2019	May 08, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Current lease liabilities		$ 845
Non-current lease liabilities		3,225
Right-of-use assets		4,005
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental annual borrowing rate applied to the lease liabilities				6.90%
Lease liabilities	$ 1,600	1,700
Current lease liabilities		900
Non-current lease liabilities		$ 800
Lease term	7 years
Right-of-use assets			$ 1,000